HARTFORD INDEX HLS FUND (Prospectus Summary) | HARTFORD INDEX HLS FUND
HARTFORD INDEX HLS FUND

SUPPLEMENT

DATED JULY 24, 2014 TO

HARTFORD INDEX HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS DATED MAY 1, 2014, EACH AS LAST SUPPLEMENTED MAY 8, 2014

Effective as of July 31, 2014, Edward Caputo and Paul Bukowski will replace Deane Gyllenhaal as portfolio managers of the Hartford Index HLS Fund (the “Fund”).  Accordingly, effective as of July 31, 2014, the following changes are being made to the Fund's Summary Prospectus and Prospectus:

1.                                      Under the heading “MANAGEMENT” in the Summary Prospectus and the heading “SUMMARY SECTION — MANAGEMENT” in the Prospectus, the reference to Deane Gyllenhaal is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Involved with Fund Since
Edward Caputo, CFA	Senior Vice President	2014

Paul Bukowski, CFA	Executive Vice President and Head of Quantitative Equities and Asset Allocation	2014

2.                                      Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Manager” in the Prospectus, the biographical paragraph relating to Mr. Gyllenhaal is deleted in its entirety and replaced with the following:

Edward Caputo, CFA, Senior Vice President of Hartford Investment Management and a portfolio manager within the Portfolio Strategies Group, has served as a portfolio manager for the Fund since 2014.  Mr. Caputo also serves as a portfolio manager for several fund of funds, including Hartford Investment Management's Asset Allocation portfolios and 529 Plans.  Previously, Mr. Caputo was responsible for the portfolio management and trading of the passively managed equity portfolios.  Mr. Caputo joined Hartford Investment Management in 2001 as a Risk Management Analyst in the Corporate and High Yield sectors.  Prior to joining the firm, Mr. Caputo was a Securities Control Analyst with TimesSquare Capital Management, Inc. Mr. Caputo earned his B.S. in Finance and Accounting from Drexel University and his M.B.A. from Rensselaer Polytechnic Institute.

Paul Bukowski, CFA, Executive Vice President and Head of Quantitative Equities and Asset Allocation of Hartford Investment Management, has served as a portfolio manager for the Fund since 2014.  Mr. Bukowski joined Hartford Investment Management in 2005. Before joining Hartford Investment Management, he was a senior quantitative analyst at ING and also head of research at Callard & Ogden Investment Management. Mr. Bukowski earned a B.A. from the University of Wisconsin and an M.B.A. from the University of Chicago. He is a Fellow of the Casualty Actuarial Society.

3.                                      Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the text above the bar chart heading “Total returns by calendar year” is deleted in its entirety and replaced with the following:

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Would be lower if the Fund's operating expenses had not been limited

•                  Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                  Shows the returns of the Fund's Class IA shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's Class IB shares differ only to the extent that the classes do not have the same expenses.

4.                                      The above referenced Prospectus and Summary Prospectus are revised to reflect that the Fund has two portfolio managers.

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.